STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2023 USD ($)
Cash Flows From Operating Activities:
Net income	$ 320,881
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Investment income earned on investments held in the Trust Account	(2,271,551)
Gain on change in fair value of derivative warrant liabilities	1,397,855
Changes in operating assets and liabilities:
Prepaid expenses	23,217
Accounts payable and accrued expenses	135,450
Net Cash Used In Operating Activities	(394,148)
Cash Flows from Investing Activities:
Cash deposited into Trust Account	(400,000)
Cash withdrawn from Trust Account	163,150,810
Net Cash Provided By Investing Activities	162,750,810
Cash Flows from Financing Activities:
Redemptions of Class A ordinary shares	(163,150,810)
Proceeds from promissory note - related party	300,000
Net Cash Used In Financing Activities	(162,850,810)
Net change in cash	(494,148)
Cash at beginning of period	585,241
Cash at end of period	91,093
Supplemental disclosure of non-cash financing activities:
Current period remeasurement to redemption value	$ 2,671,551